Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

18.   PROPERTY, PLANT AND EQUIPMENT

The following table sets forth the property, plant and equipment as of December 31, 2019 and 2018:

	12-31-2019	12-31-2018
Classes of Property, Plant and Equipment, Gross	ThUS$	ThUS$
Property, Plant and Equipment, Gross	16,324,185	15,700,505
Construction in progress	1,189,709	1,059,070
Land	163,522	163,660
Buildings	493,914	284,496
Plant and equipment	6,942,941	7,318,697
Network Infrastructure	6,743,394	6,210,147
Fixtures and fittings	423,972	413,689
Other property, plant and equipment under lease	366,733	250,746

	12-31-2019	12-31-2018
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThUS$	ThUS$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(7,304,948)	(7,013,678)
Buildings	(236,767)	(147,041)
Plant and equipment	(3,357,348)	(3,596,514)
Network Infrastructure	(3,374,311)	(2,984,132)
Fixtures and fittings	(225,586)	(218,600)
Other property, plant and equipment under lease	(110,936)	(67,391)

	12-31-2019	12-31-2018
Classes of Property, Plant and Equipment, Net	ThUS$	ThUS$
Property, Plant and Equipment, Net	9,019,237	8,686,827
Construction in progress	1,189,709	1,059,070
Land	163,522	163,660
Buildings	257,147	137,455
Plant and equipment	3,585,593	3,722,183
Network Infrastructure	3,369,083	3,226,015
Fixtures and fittings	198,386	195,089
Other property, plant and equipment under lease	255,797	183,355

The detail and changes in property, plant, and equipment during the years ended December 31, 2019 and 2018 are as follows:

	Construction in Progress	Land	Buildings	Plant and Equipment	Network Infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Finance Lease	Property, Plant and Equipment, Net
Changes in 2019	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019	1,059,070	163,660	137,455	3,722,183	3,226,015	195,089	183,355	8,686,827
Effects first application IFRS 16	—	—	—	—	—	—	71,826	71,826
Opening balance as of January 1, 2019	1,059,070	163,660	137,455	3,722,183	3,226,015	195,089	255,181	8,758,653
Increases other than from business combinations	775,595	414	907	3,558	—	15,418	—	795,892
Increases (decreases) from foreign currency translation differences, net	(156,075)	(5,955)	(10,400)	(145,309)	(387,169)	(2,993)	139	(707,762)
Depreciation	—	—	(14,011)	(227,473)	(193,738)	(23,006)	(40,778)	(499,006)
Impairment (losses) reversals recognized in profit or loss	—	—	(1,307)	—	—	—		(1,307)
Increases (decreases) from transfers and other changes	(677,665)	1,865	18,298	205,682	430,453	21,367	—	—
Increases (decreases) from transfers from construction in progress	(677,665)	1,865	18,298	205,682	430,453	21,367	—	—
Disposals and removal from service	—	(855)	(5,180)	—	(7,416)	(3,428)	(620)	(17,499)
Disposals	—	(794)	(412)	—	—		—	(1,206)
Removals	—	(61)	(4,768)	—	(7,416)	(3,428)	(620)	(16,293)
Decreases to be classified as maintained to distribute to owners	—	—	—	—	—	—	—	—
Argentine hyperinflationary economy	163,990	4,731	9,150	75,860	340,626	19,821	9	614,187
Other increases (decreases)	24,794	(338)	122,235	(48,908)	(39,688)	(23,882)	41,866	76,079
Total changes	130,639	(138)	119,692	(136,590)	143,068	3,297	616	260,584
Closing balance as of December 31, 2019	1,189,709	163,522	257,147	3,585,593	3,369,083	198,386	255,797	9,019,237

	Construction in Progress	Land	Buildings	Plant and Equipment	Network Infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Finance Lease	Property, Plant and Equipment, Net
Changes in 2018	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2018	829,559	155,485	127,557	3,951,823	2,731,597	113,083	183,363	8,092,467
Increases other than from business combinations	795,114	2,781		10,505	—	11,325	3,342	823,067
Acquisitions through business combinations	—	—	—	—	—	—	18,036	18,036
Increases (decreases) from foreign currency translation differences, net	(248,533)	(21,014)	(28,793)	(443,320)	(850,680)	(26,004)	(8,610)	(1,626,954)
Depreciation	—	—	(6,969)	(275,444)	(194,488)	(23,311)	(11,220)	(511,432)
Impairment (losses) reversals recognized in profit or loss	—	—	—	66,987	—	—	—	66,987
Increases (decreases) from transfers and other changes	(555,758)	5,203	7,625	174,583	274,079	97,063	(2,795)	—
Increases (decreases) from transfers from construction in progress	(555,758)	5,203	7,625	174,583	274,079	97,063	(2,795)	—
Disposals and removals from service	(354)	(836)	(5)	(11,016)	(6,323)	(551)	(251)	(19,336)
Disposals	—	(820)	(5)	—	—	(59)	—	(884)
Removals	(354)	(16)	—	(11,016)	(6,323)	(492)	(251)	(18,452)
Decreases to be classified as maintained to distribute to owners	—	—	—	(5,825)	—	—	—	(5,825)
Decreases to be classified as maintained to distribute to owners	221,193	22,045	37,959	260,229	1,246,868	8,194	—	1,796,488
Other increases (decreases)	17,849	(4)	81	(6,339)	24,962	15,290	1,490	53,329
Total changes	229,511	8,175	9,898	(229,640)	494,418	82,006	(8)	594,360
Closing balance as of December 31, 2018	1,059,070	163,660	137,455	3,722,183	3,226,015	195,089	183,355	8,686,827

Additional information on property, plant and equipment, net

a)	Main investments

The main additions to property, plant and equipment correspond to investments in operating plants and new projects for ThUS$795,892 and ThUS$823,067 for the years ended December 31, 2019 and 2018, respectively.

In the generation business, investments in combined cycle power and hydroelectric power stations in the subsidiaries Enel Generación Perú S.A., Emgesa and Enel Generación Costanera comprising additions for the year ended December 31, 2019 were ThUS$221,257 (for the year ended December 31, 2018 investments in combined cycle and hydroelectric power stations in the subsidiaries Enel Generación Perú S.A., Emgesa and Enel Generación Costanera were ThUS$283,241), while in the distribution business, the biggest investments carried out correspond to extensions and networks to optimize their operation in order to improve the efficiency and quality of the service level, were ThUS$551,787 for the year ended December 31, 2019 (ThUS$538,025 for the year ended December 31, 2018).

The depreciation of property, plant and equipment were ThUS$498,867,  ThUS$511,326 and ThUS$407,535 for the years ended December 31, 2019, 2018 and 2017, respectively, which are presented net of PIS and COFINS taxes in the Brazilian subsidiaries.

b)	Capitalized cost

b.1)    Capitalized financial expenses

The capitalized cost for financial expenses for the years ended December 31, 2019, 2018 and 2017 amounted to  ThUS$8,092, ThUS$4,922 and ThUS$8,054, respectively (see Note 32). The average funding rate mainly depends on the geographic area and amounted to 7.49% as of December 31, 2019 (7.25% and 9.44% as of December 31, 2018 and 2017, respectively).

b.2)    Capitalized personnel expenses

The capitalized cost for personnel expenses directly related to constructions in progress for the years ended December 31, 2019, 2018 and 2017 amounted to ThUS$92,411,  ThUS$95,335 and ThUS$105,000, respectively.

c)	Right-of-use assets

The detail of the right-of-use assets as of December 31, 2019 are as follows:

	Land	Buildings	Other Plants and Equipments	Right-of-use assets, Net
Changes 2019	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019 before application of IFRS 16	-	1,424	181,931	183,355
Effects first application IFRS 16	3,448	50,840	17,538	71,826
Opening balance as of January 1, 2019 after application of IFRS 16	3,448	52,264	199,469	255,181
Increases (decreases) from foreign currency translation differences, net	(90)	(1,328)	1,557	139
Depreciation	(618)	(13,049)	(27,111)	(40,778)
Other increases (decreases)	283	28,971	12,001	41,255
Total changes	(425)	14,594	(13,553)	616
Closing balance as of December 31, 2019	3,023	66,858	185,916	255,797

As of December 31, 2019 and 2018,  the main lease arrangements are as follows:

•

Lease contract with Banco de Crédito de Perú for a 9-year term at a fixed interest rate of 5.8% denominated in US dollars and with quarterly amortizations starting from March 31, 2014. This lease was entered into to finance the ”cold generation reserve” unit. This contract qualified as a financial liability as of December 31, 2018 and 2019 by applying IAS 17 and IFRS 16, respectively.

•

On July 21, 2016 a lease contract was signed with the Banco de Crédito de Perú has for a 5‑year term at a fixed interest rate of 3.68% denominated in US dollars and with quarterly amortizations starting from the second half of 2018. This lease was entered into to finance a compressor and a natural gas station for the ”cold generation reserve” unit of the Malacas thermal power plant (TG5). This contract qualified as a financial liability as of December 31, 2018 and 2019 by applying IAS 17 and IFRS 16, respectively.

•

On December 16, 2015, a lease contract was signed with Scotiabank for a 6 ½-year term at a fixed interest rate of 3.75% denominated in US dollars and with quarterly amortizations starting from September 2017. This lease was signed to finance the new TG6 turbine for the Malacas thermal power plant (TG6). This contract qualified as a financial liability as of December 31, 2018 and 2019 by applying IAS 17 and IFRS 16, respectively.

•

In addition, as a consequence of the application of IFRS 16 (see Notes 2.2.a.i and 3.f), the Group recognized as of January 1, 2019 rights of use assets, in the amounts of ThUS$71,826 enabling it to use properties, plant and equipment.

The present value of the future payments resulting from said contracts is the following:

	12-31-2019			12-31-2018
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Less than one year	88,846	7,203	81,643	39,300	3,633	35,667
From one to two years	49,186	6,478	42,708	56,641	5,031	51,610
From two to three years	31,187	4,946	26,241	22,813	2,026	20,787
From three to four years	17,065	3,392	13,673	11,518	1,895	9,623
From one to five years	10,055	2,128	7,927	3,727	1,143	2,584
More than five years	20,318	2,243	18,075	2,662	960	1,702
Total	216,657	26,390	190,267	136,661	14,688	121,973

d)	Short-term and low value lease

The consolidated statements of comprehensive income for the year ended December 31, 2019 include expenses of ThUS$4,040, related to  lease payments for leases qualifying for the short-term lease exemption, ThUS$226 related to leases qualifying for the low-value exemption   and ThUS$6,075 related to variable payments on leases excluded from the IFRS 16 implementation (see Notes 2.2.a.i. and 3.f). As of December 31, 2018 and 2017, the amount stated in the profit and loss was ThUS$27,885 and ThUS$26,448, respectively, coming from leasing of assetsclassified as operating leases, in accordance with IAS 17.

As of December 31, 2019, the total future lease payments under those contracts are as follows:

12-31-2019
ThUS$
Less than one year	866
From one to two years	-
From two to three years	-
From three to four years	-
From four to five years	-
More than five years	-
Total	866

e)	Other information
i)	As of December 31, 2019, the Group had contractual commitments for the acquisition of property, plant and equipment amounting to ThUS$986,935 (ThUS$440,385 as of December 31, 2018).
ii)	As of December 31, 2019, the Group had property, plant and equipment pledged as security for liabilities for ThUS$114,699 (ThUS$7,692 as of December 31, 2018 (see Note 34.1).
iii)

The Company and its foreign subsidiaries have insurance policies for all risks, earthquake and machinery breakdown and damages for business interruption with a €1,000 million (ThUS$1,123,050) limit, including business interruption coverage. Additionally, the Company has Civil Liability insurance to meet claims from third parties with a €500 million (ThUS$561,525) limit. The premiums associated with these policies are presented proportionally for each company under the line item “Prepaid expenses”.

iv)

The Argentine subsidiary, Empresa Distribuidora Sur S.A., has its financial equilibrium seriously affected by the delay in the compliance with certain points of the agreement signed with the Argentine government, particularly the twice-yearly rate adjustments recognized through the cost-monitoring mechanism (MMC) and the establishment of a Comprehensive Rate Review (RTI in its Spanish acronym) as provided for in this agreement.

At the end of 2011, the Group recognized an impairment loss in property, plant and equipment from Empresa Distribuidora Sur S.A. As of December 31, 2017, the amount was completely reversed for ThUS$54,819 (see Note 3.e).

v)

For Enel Generación Costanera, due to the application of IAS 29 - Financial Information in Hyperinflationary Economies, (see Note 7), the book value of property, plant and equipment as of January 1, 2018 exceeded its recoverable value, which resulted in a deterioration of ThUS $162,274 (equivalent to  ThARS 3,102,739 at the exchange rate on that date). At the end of fiscal year 2018, the Enel Generación Costanera recorded a partial reversal of the aforementioned impairment of ThUS $70,513 (equivalent to ThARS 2,656,082 using the exchange rate as of December 31, 2018), which was recognized in the results for the year, mainly as a result of the positive impact that the depreciation of the Argentine peso had on the company’s income, whose revenues are denominated in dollars.